Leases (Details) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Leases [Line Items]
Weighted-average remaining lease term to operating leases		3 months 18 days		7 months 6 days
Weighted-average discount rate		22.77%		24.40%
Lease liability		$ 37,789		$ 76,090	$ 362,141
Lease expense		$ 30,624	$ 91,453	241,504	$ 477,063
Forfeited lease deposits						$ 30,146
Loss on termination of lease				$ 30,146
ROU [Member]
Leases [Line Items]
Lease expense	$ 16,615
ROU [Member]
Leases [Line Items]
Lease liability	$ 29,997					$ 115,172
Discount rate of lease liability	44.07%